Segment reporting - Consolidated operation (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Segment reporting
Revenue	¥ 8,274,218	$ 1,219,469	¥ 9,383,590
LOSS FROM OPERATIONS	(52,322,644)	(7,711,404)	(5,006,716)
Unallocated
LOSS BEFORE INCOME TAXES	(51,404,361)	(7,576,066)	(4,543,143)
Operating Segment
Segment reporting
Revenue	8,274,218	1,219,469	9,383,590
Operating costs and expenses	12,581,181	1,854,237	11,200,776
LOSS FROM OPERATIONS	(4,306,963)	(634,768)	(1,817,186)
Corporate Non Segment
Unallocated
Other operating expenses	(48,304,434)	(7,119,193)	(3,299,139)
Other income	1,207,036	$ 177,895	573,182
Adult education supporting services | Operating Segment
Segment reporting
Revenue	5,074,720		5,671,628
Operating costs and expenses	8,694,437		8,074,541
LOSS FROM OPERATIONS	(3,619,717)		(2,402,913)
Safety technology training services | Operating Segment
Segment reporting
Revenue	2,290,080		3,503,890
Operating costs and expenses	2,165,194		2,796,046
LOSS FROM OPERATIONS	124,886		707,844
Online course services | Operating Segment
Segment reporting
Revenue	66,081		208,072
Operating costs and expenses	1,099,371		330,189
LOSS FROM OPERATIONS	(1,033,290)		¥ (122,117)
Customized equipment sales | Operating Segment
Segment reporting
Revenue	843,337
Operating costs and expenses	622,179
LOSS FROM OPERATIONS	¥ 221,158